Long-Term Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	May 01, 2021	May 31, 2021	Jan. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019	Mar. 31, 2019	Oct. 31, 2018	Aug. 31, 2018
Debt Instrument [Line Items]
Debt principal amount					$ 20,000		$ 20,000
Debt interest rate							9.95%	9.95%
Debt Instrument, Fee Amount		$ 4,000				$ 1,400	$ 1,400
Debt Instrument Exit Fee and End of Term Charge		$ 5,000		$ 5,000	1,390
Proceed from equity and debt financing			$ 110,000
Proceeds from credit facility	$ 40,000
Interest rate	10.00%
Debt Instrument, Term	5 years
Class of warrants or rights number of shares called by each warrant or right		1,199,072
Revenue Interest Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Securities Purchased under Agreements to Resell		$ 160,000
Minimum Amount of Annual Net Sales To Qualify Under Revenue Interest Purchase Agreement, Contingent Threshold		$ 160,000
Prime Rate [Member]
Debt Instrument [Line Items]
Debt interest rate							4.45%
Dermavant Sciences Ltd [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price per share		$ 0.01
NovaQuest Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 17,500	$ 100,000
Debt fair value				$ 171,900	150,100	$ 89,100
NovaQuest Agreement [Member] | Regulatory Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments					440,600					440,600
Possible offset of regulatory milestone payments with commercial milestone					88,100					88,100
NovaQuest Agreement [Member] | Commercial Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments					$ 141,000					$ 141,000